Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	ALLIED ASSET ADVISORS FUNDS
Central Index Key	0001105877
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
Iman Fund | Iman Fund Class K
Prospectus:
Trading Symbol	IMANX